Note 8 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 123,185	€ 108,948	€ 141,042
Derivative financial assets held for trading		32,551	36,003	34,293
Equity instruments held at fair value through profit or loss, classified as held for trading		9,901	6,760	4,589
Debt instruments held for trading		30,846	27,955	28,569
Loans and advances at fair value through profit or loss, classified as held for trading		49,887	38,230	73,590
Financial assets at fair value through profit or loss, mandatorily measured at fair value		11,272	10,546	8,737
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		10,539	9,782	7,963
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		192	407	484
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		541	358	290
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		1,006	836	955
Debt securities at fair value through profit or loss		1,006	836	955
Financial assets at fair value through other comprehensive income	[1]	58,809	59,002	62,205
Investments in equity instruments designated at fair value through other comprehensive income		1,360	1,451	1,217
Debt securities at fair value through other comprehensive income		57,001	57,526	60,963
Loans and advances measured at fair value through other comprehensive income		448	25	26
Derivative financial assets held for hedging		570	1,158	1,482
Financial liabilities at fair value through profit or loss that meet definition of held for trading		91,917	86,591	121,715
Derivative financial liabilities held for trading		30,345	33,059	33,045
Short positions held for trading		13,100	13,878	15,735
Deposits at fair value through profit or loss that meet definition of held for trading		48,472	39,654	72,935
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		18,417	14,952	13,299
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		897	934	717
Debt securities at fair value through profit or loss		5,997	4,597	3,977
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		11,524	9,420	8,605
Derivative financial liabilities held for hedging		1,933	2,503	2,625
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		30,045	26,332	21,972
Derivative financial assets held for trading		955	969	144
Equity instruments held at fair value through profit or loss, classified as held for trading		9,536	6,602	4,494
Debt instruments held for trading		19,555	18,762	17,333
Loans and advances at fair value through profit or loss, classified as held for trading		0	0	0
Financial assets at fair value through profit or loss, mandatorily measured at fair value		3,946	8,511	7,028
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		3,817	8,309	6,742
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		128	202	286
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	0	0
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		1,004	774	908
Debt securities at fair value through profit or loss		1,004	774	908
Financial assets at fair value through other comprehensive income		52,134	50,354	52,987
Investments in equity instruments designated at fair value through other comprehensive income		1,015	1,157	1,026
Debt securities at fair value through other comprehensive income		51,095	49,173	51,961
Loans and advances measured at fair value through other comprehensive income		24	25	0
Derivative financial assets held for hedging		0	0	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading		14,129	14,308	14,133
Derivative financial liabilities held for trading		1,131	1,118	191
Short positions held for trading		12,999	13,189	13,942
Deposits at fair value through profit or loss that meet definition of held for trading		0	0	0
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		0	0	0
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Derivative financial liabilities held for hedging		0	0	0
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		90,885	80,323	116,905
Derivative financial assets held for trading		30,829	34,591	33,880
Equity instruments held at fair value through profit or loss, classified as held for trading		158	76	24
Debt instruments held for trading		10,686	8,438	11,081
Loans and advances at fair value through profit or loss, classified as held for trading		49,213	37,218	71,921
Financial assets at fair value through profit or loss, mandatorily measured at fair value		5,732	617	493
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		5,341	107	72
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		63	173	132
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		328	336	288
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		2	62	47
Debt securities at fair value through profit or loss		2	62	47
Financial assets at fair value through other comprehensive income		4,760	7,515	8,335
Investments in equity instruments designated at fair value through other comprehensive income		107	79	52
Debt securities at fair value through other comprehensive income		4,652	7,436	8,258
Loans and advances measured at fair value through other comprehensive income		1	0	26
Derivative financial assets held for hedging		570	1,158	1,482
Financial liabilities at fair value through profit or loss that meet definition of held for trading		76,334	71,072	106,382
Derivative financial liabilities held for trading		28,021	31,400	32,111
Short positions held for trading		102	673	1,750
Deposits at fair value through profit or loss that meet definition of held for trading		48,211	38,999	72,520
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		16,284	12,865	11,073
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		897	934	717
Debt securities at fair value through profit or loss		3,864	2,511	1,751
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		11,524	9,420	8,605
Derivative financial liabilities held for hedging		1,926	2,480	2,586
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		2,254	2,292	2,165
Derivative financial assets held for trading		768	443	269
Equity instruments held at fair value through profit or loss, classified as held for trading		208	83	71
Debt instruments held for trading		605	756	155
Loans and advances at fair value through profit or loss, classified as held for trading		673	1,011	1,669
Financial assets at fair value through profit or loss, mandatorily measured at fair value		1,594	1,418	1,216
Equity instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		1,380	1,365	1,148
Debt instruments held at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		0	31	66
Loans and advances at fair value through profit or loss, mandatorily measured at fair value, other than those classified as held for trading		213	21	2
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		0	0	0
Financial assets at fair value through other comprehensive income		1,915	1,133	883
Investments in equity instruments designated at fair value through other comprehensive income		237	216	139
Debt securities at fair value through other comprehensive income		1,255	917	745
Loans and advances measured at fair value through other comprehensive income		423	0	0
Derivative financial assets held for hedging		0	0	0
Financial liabilities at fair value through profit or loss that meet definition of held for trading		1,454	1,211	1,201
Derivative financial liabilities held for trading		1,193	541	743
Short positions held for trading		0	15	44
Deposits at fair value through profit or loss that meet definition of held for trading		261	656	415
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		2,133	2,087	2,227
Deposits from banks at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Customer deposits designated at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Debt securities at fair value through profit or loss		2,133	2,087	2,227
Other Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently		0	0	0
Derivative financial liabilities held for hedging		€ 7	€ 23	€ 39

[1]
(1) During financial years 2025, 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”.